Performance Management - Select Shares [Member] - Federated Hermes Money Market Management Digital Treasury Fund	Mar. 05, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance: Bar Chart and Table
Performance Narrative [Text Block]	A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year. Updated performance information for the Fund is available under the “Products” section at FederatedHermes.com/us or by calling toll free at (+1) 866-858-2195 or at (+1) 508-871-3572..
Performance One Year or Less [Text]	A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year.
Performance Availability Website Address [Text]	FederatedHermes.com/us
Performance Availability Phone [Text]	toll free at (+1) 866-858-2195 or at (+1) 508-871-3572.